Document and Entity Information	Sep. 30, 2024
Cover [Abstract]
Entity Registrant Name	HESS CORP
Amendment Flag	false
Entity Central Index Key	0000004447
Document Type	8-K
Document Period End Date	Sep. 30, 2024
Entity Incorporation State Country Code	DE
Entity File Number	1-1204
Entity Tax Identification Number	13-4921002
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	997-8500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	HES
Security Exchange Name	NYSE
Entity Emerging Growth Company	false